Prospectus Supplement

June 26, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 26, 2012 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated March 1, 2012, of:

Institutional Class

Institutional Select Class

Administrative Class

Advisory Class

Investor Class

Participant Class

Cash Management Class

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley Institutional Liquidity Funds (the "Fund"). As a result, the following changes to the Prospectuses are required:

The heading of the section of each Prospectus entitled "Portfolio Summary—Money Market Portfolio—Adviser" is hereby replaced with "Portfolio Summary—Money Market Portfolio—Adviser and Sub-Adviser."

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The heading of the section of each Prospectus entitled "Portfolio Summary—Prime Portfolio—Adviser" is hereby replaced with "Portfolio Summary—Prime Portfolio—Adviser and Sub-Adviser."

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The heading of the section of each Prospectus entitled "Portfolio Summary—Government Portfolio—Adviser" is hereby replaced with "Portfolio Summary—Government Portfolio—Adviser and Sub-Adviser."

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The heading of the section of each Prospectus entitled "Portfolio Summary—Government Securities Portfolio—Adviser" is hereby replaced with "Portfolio Summary—Government Securities Portfolio—Adviser and Sub-Adviser."

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The heading of the section of each Prospectus entitled "Portfolio Summary—Treasury Portfolio—Adviser" is hereby replaced with "Portfolio Summary—Treasury Portfolio—Adviser and Sub-Adviser."

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The heading of the section of each Prospectus entitled "Portfolio Summary—Treasury Securities Portfolio—Adviser" is hereby replaced with "Portfolio Summary—Treasury Securities Portfolio—Adviser and Sub-Adviser."

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The first paragraph of the section of each Prospectus entitled "Portfolio Summary—Money Market Portfolio—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The first paragraph of the section of each Prospectus entitled "Portfolio Summary—Prime Portfolio—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The first paragraph of the section of each Prospectus entitled "Portfolio Summary—Government Portfolio—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The first paragraph of the section of each Prospectus entitled "Portfolio Summary—Government Securities Portfolio—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The first paragraph of the section of each Prospectus entitled "Portfolio Summary—Treasury Portfolio—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The first paragraph of the section of each Prospectus entitled "Portfolio Summary—Treasury Securities Portfolio—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The following is hereby added as the second paragraph of the section of each Prospectus entitled "Portfolio Summary—Money Market Portfolio—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The following is hereby added as the second paragraph of the section of each Prospectus entitled "Portfolio Summary—Prime Portfolio—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The following is hereby added as the second paragraph of the section of each Prospectus entitled "Portfolio Summary—Government Portfolio—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The following is hereby added as the second paragraph of the section of each Prospectus entitled "Portfolio Summary—Government Securities Portfolio—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The following is hereby added as the second paragraph of the section of each Prospectus entitled "Portfolio Summary—Treasury Portfolio—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The following is hereby added as the second paragraph of the section of each Prospectus entitled "Portfolio Summary—Treasury Securities Portfolio—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The first sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Money Market Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser follow a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity.

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The first sentence of the second paragraph of the section of each Prospectus entitled "Details of the Portfolios—Money Market Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

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The first sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Prime Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser follow a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity.

***

The first sentence of the second paragraph of the section of each Prospectus entitled "Details of the Portfolios—Prime Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

***

The first sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Government Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser follow an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates.

***

The first sentence of the second paragraph of the section of each Prospectus entitled "Details of the Portfolios—Government Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

***

The first sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Government Securities Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser follow an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates.

***

The first sentence of the second paragraph of the section of each Prospectus entitled "Details of the Portfolios—Government Securities Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

***

The first sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Treasury Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser follow an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates.

***

The first sentence of the second paragraph of the section of each Prospectus entitled "Details of the Portfolios—Treasury Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

***

The first sentence of the first paragraph of the section of each Prospectus entitled "Details of the Portfolios—Treasury Securities Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser follow an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates.

***

The first sentence of the second paragraph of the section of each Prospectus entitled "Details of the Portfolios—Treasury Securities Portfolio—Process" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Portfolio's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

***

The heading of the section of each Prospectus entitled "Adviser" is hereby replaced with "Adviser and Sub-Adviser."

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The following is hereby added as the second and third paragraphs of the section of each Prospectus entitled "Adviser":

Sub-Adviser

The Adviser has entered into sub-advisory agreement with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to each Portfolio other than Tax-Exempt Portfolio). The Sub-Adviser is a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the applicable Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the applicable Portfolios.

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The last paragraph of the section of each Prospectus entitled "Adviser" is hereby deleted and replaced with the following:

A discussion regarding the basis for the Board of Trustees approving the Fund's Investment Advisory Agreement is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2011. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement with MSIM Limited will be available in the Fund's semiannual report to shareholders for the period ended April 30, 2012.

Please retain this supplement for future reference.

  LFSPT 6/12

Statement of Additional Information Supplement

June 26, 2012

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 26, 2012 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated March 1, 2012 of:

Effective June 25, 2012 Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to the Morgan Stanley Institutional Liquidity Funds (the "Fund"). As a result, the following changes to the Statement of Additional Information ("SAI") are being made.

The heading of the section of the Fund's SAI entitled "Adviser" is hereby replaced with "Adviser and Sub-Adviser."

The following is hereby added as the second paragraph of the section of the Fund's SAI entitled "Adviser":

The Sub-Adviser for each Portfolio other than Tax-Exempt Portfolio is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley, whose address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

The following is hereby added as the sixth paragraph of the section of the Fund's SAI entitled "Adviser":

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser with respect to each Portfolio other than Tax-Exempt Portfolio. The Sub-Adviser provides the Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the applicable Portfolios.

References in the Fund's SAI to the "Adviser" are hereby changed to the "Adviser and/or Sub-Adviser," as applicable.

Please retain this supplement for future reference.